Key developments - Acquisition of additional gross revenue royalty on Johnson Camp Mine (Details) - Johnson Camp Mine Royalty - USD ($)		6 Months Ended
	Jun. 26, 2025	Jun. 30, 2025
Key developments
Percentage of gross revenue royalty acquired	1.50%
Consideration to acquire royalty	$ 4,000,000	$ 4,000,000
Percentage of pre-existing gross revenue royalty	1.50%